Loans (Narrative) (Details)		12 Months Ended
		Dec. 31, 2017 USD ($) grade	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 30, 2017 USD ($)	Dec. 31, 2014 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	[1]	$ 699,377,000	$ 111,248,000
Allowance - purchased credit-impaired loans		3,168,000	723,000	$ 1,682,000
Troubled debt restructurings loans		234,400,000	285,200,000
Less: Allowance for loan losses		189,555,000	202,068,000	210,242,000		$ 232,448,000
Average balance of impaired loans		270,740,000	310,368,000
Interest income recognized on impaired loan		6,808,000	6,779,000
Provision for loan losses		0	11,000,000	9,000,000
C&I
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance - purchased credit-impaired loans		2,809,000	164,000	14,000
Less: Allowance for loan losses		98,211,000	89,398,000	73,637,000		$ 67,011,000
Provision for loan losses		21,902,000	27,426,000	$ 15,693,000
Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged to secure potential borrowings		4,600,000,000
Allowance - purchased credit-impaired loans		2,813,000	319,000
Commercial loans		20,271,968,000	14,283,610,000
Less: Allowance for loan losses		126,638,000	123,250,000
Average balance of impaired loans		42,933,000	52,779,000
Interest income recognized on impaired loan		$ 835,000	994,000
Permanent Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR, reduction of interest rate by increment, basis points		0.25%
TDRS Maturities		40 years
Modified interest rate increase		1.00%
Consumer Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage		23.00%
TDRS Maturities		30 years
Loans Held-For-Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings loans		$ 63,200,000	69,300,000
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage		24.00%
Allowance For TDRs To Recorded Investment Of TDRs
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan loss reserves		$ 37,300,000	$ 44,900,000
Ratio of the allowance for loan losses to loans		16.00%	16.00%
Loans To Mortgage Companies | C&I
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans		$ 2,100,000,000
Percentage of commercial & industrial loan portfolio		13.00%
Percentage contributed in total loan		8.00%
Loans To Mortgage Companies | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans		$ 2,099,961,000	$ 2,045,189,000
Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit card workout program, granted rate reduction		0.00%
Heloc And Real Estate Installment Classes
Accounts, Notes, Loans and Financing Receivable [Line Items]
TDR, reduction of interest rate by increment, basis points		0.25%
Modified interest rate increase		2.00%
Finance And Insurance Companies | C&I
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans		$ 2,900,000,000
Percentage of commercial & industrial loan portfolio		18.00%
Percentage contributed in total loan		10.00%
Finance Insurance And Loans To Mortgage Companies | C&I
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage		31.00%
TRUPs
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan loss reserves		$ 25,500,000	25,500,000
TRUPs | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans		306,915,000	307,445,000
Loan loss reserves		$ 25,500,000	25,500,000
Maximum | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Forbearance agreements time period		12 months
Maximum | Permanent Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate time period		5 years
Maximum | Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment reductions, time period		1 year
Credit card workout program, term extension		5 years
Maximum | Heloc And Real Estate Installment Classes
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate time period		5 years
Minimum | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Forbearance agreements time period		6 months
Minimum | Permanent Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate		2.00%
Modified interest rate time period		5 years
Minimum | Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment reductions, time period		6 months
Minimum | Heloc And Real Estate Installment Classes
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate		1.00%
Modified interest rate time period		5 years
Pass | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | grade		12
Pass | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | grade		1
Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | grade		13
Special Mention | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | grade		13
Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | grade		14
Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | grade		15
Loss
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | grade		16
Loss | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | grade		16
PD Grade 1
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lowest expected default probability | grade		1
PD Grade 1 | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for loan losses		$ 70,000	77,000
PD Grade 12 | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for loan losses		5,882,000	6,377,000
PD Grade 13 | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for loan losses		7,265,000	4,225,000
PD Grade 13 | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans		$ 500,000
LGD Grade 1 | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | grade		1
LGD Grade 12 | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades | grade		12
Loan Reassessed | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans		$ 1,000,000
PCI Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses		2,500,000	500,000
Allowance for Loan and Lease Losses Write-offs, Net		$ 100,000	$ 400,000
Capital Bank Financial Corporation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale					$ 132,800,000
Fair value of loans acquired					7,400,000,000
Business Combination, Acquired Receivables, Gross Contractual Amount					7,600,000,000
Capital Bank Financial Corporation | PCI Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale					$ 5,000,000

[1]	December 31, 2017 and 2016 include $11.7 million and $19.3 million, respectively, of held-for-sale consumer mortgage loans secured by residential real estate in process of foreclosure.